STOCKHOLDERS' INVESTMENT, EARNINGS PER SHARE AND ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Mar. 31, 2020
STOCKHOLDERS' INVESTMENT, EARNINGS PER SHARE AND ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) [Abstract]
Summary of Changes in Outstanding Shares of Common Stock
The following is a summary of changes in outstanding shares of common stock:

	Shares	Weighted Average Price Per Share
Outstanding as of March 31, 2018 (Predecessor)	35,526,625
Exercise of stock options	174,578	$16.21
Issuance of restricted stock	217,713	$6.93
Outstanding as of March 31, 2019 (Predecessor)	35,918,916
Cancellation and discharged	(35,918,916)
Outstanding as of October 31, 2019 (Predecessor)	—
Issuance of Successor Common Stock	11,235,535
Outstanding as of October 31, 2019 (Successor)	11,235,535
Issuance of Successor Common Stock	31	$19.25
Outstanding as of March 31, 2020 (Successor)	11,235,566

Anti-dilutive Securities Excluded from Calculation of Diluted Earnings per Common Share
Diluted earnings per common share excludes options to purchase shares and restricted stock awards, which were outstanding during the period but were anti-dilutive, as follows:

		Predecessor
	Seven Months Ended October 31,	Fiscal Year Ended March 31,
	2019	2019	2018
Options:
Outstanding	3,175,849	2,490,483	2,890,140
Weighted average exercise price	$26.58	$34.20	$38.77
Restricted stock awards:
Outstanding	646,714	581,677	547,927
Weighted average price	$8.51	$9.33	$21.00

Computation of Basic and Diluted Earnings per Share
The following table sets forth the computation of basic and diluted earnings per share:

		Predecessor
	Seven Months Ended October 31,	Fiscal Year Ended March 31,
	2019	2019	2018
Loss (in thousands):
Loss available to common stockholders – basic	$(836,414)	$(336,847)	$(194,684)
Interest expense on assumed conversion of 4½% Convertible Senior Notes, net of tax (1)	—	—	—
Loss available to common stockholders	$(836,414)	$(336,847)	$(194,684)
Shares:
Weighted average number of common shares outstanding – basic	35,918,916	35,740,933	35,288,579
Assumed conversion of 4½% Convertible Senior Notes outstanding during period (1)	—	—	—
Net effect of dilutive stock options, restricted stock units and restricted stock awards based on the treasury stock method	—	—	—
Weighted average number of common shares outstanding – diluted (2)	35,918,916	35,740,933	35,288,579
Basic loss per common share	$(23.29)	$(9.42)	$(5.52)
Diluted loss per common share	$(23.29)	$(9.42)	$(5.52)

(1)
Potentially dilutive shares issuable pursuant to the Warrant Transactions were not included in the computation of diluted income per share for the seven months ended October 31, 2019 (Predecessor), fiscal year 2019 (Predecessor) and fiscal year 2018 (Predecessor) because to do so would have been anti-dilutive.

Successor
Five Months Ended March 31, 2020
Net income (in thousands):
Net income attributable to Bristow Group	$139,228
Less: PIK dividends (1)	(25,788)
Income available to common stockholders – basic	$113,440
Add: PIK dividends	25,788
Less: Change in fair value of preferred stock derivative liability	$(184,140)
Loss available to common stockholders – diluted	$(44,912)
Shares:
Weighted average number of common shares outstanding – basic	11,235,541
Net effect of dilutive stock options and restricted stock awards (2)	—
Preferred shares as converted basis	9,292,207
Weighted average number of common shares outstanding – diluted	20,527,748

Basic earnings per common share	$10.10
Diluted loss per common share	$(2.19)

(1)	See “Stockholders’ Investment, Common Stock and Preferred Stock” above for further details on PIK Dividends.

(2)	Potentially dilutive shares were not included in the calculation because to do so would have been anti-dilutive. See Note 14 for further details on stock options and restricted stock awards.

Changes in Balances of Each Component of Accumulated Other Comprehensive Income
The following table sets forth the changes in the balances of each component of accumulated other comprehensive income:

	Currency Translation Adjustments	Pension Liability Adjustments (1)	Unrealized loss on cash flow hedges (2)	Total
Balance as of March 31, 2017 (Predecessor)	$(149,721)	$(178,556)	$—	$(328,277)
Other comprehensive income (loss) before reclassification	30,196	3,713	(414)	33,495
Reclassified from accumulated other comprehensive loss .	—	8,620	68	8,688
Net current period other comprehensive income (loss)	30,196	12,333	(346)	42,183
Foreign currency exchange rate impact	40,459	(40,459)	—	—
Balance as of March 31, 2018 (Predecessor)	(79,066)	(206,682)	(346)	(286,094)
Other comprehensive loss before reclassification	(36,562)	(13,175)	(506)	(50,243)
Reclassified from accumulated other comprehensive loss	—	7,884	464	8,348
Net current period other comprehensive loss	(36,562)	(5,291)	(42)	(41,895)
Foreign currency exchange rate impact	(22,239)	22,239	—	—
Balance as of March 31, 2019 (Predecessor)	(137,867)	(189,734)	(388)	(327,989)
Other comprehensive income (loss) before reclassification	23,004	—	(1,828)	21,176
Reclassified from accumulated other comprehensive loss .	—	—	1,146	1,146
Net current period other comprehensive income (loss)	23,004	—	(682)	22,322
Foreign currency exchange rate impact	(1,551)	1,551	—	—
Balance as of October 31, 2019 (Predecessor) .	(116,414)	(188,183)	(1,070)	(305,667)
Fair value fresh-start adjustment	116,414	188,183	1,070	305,667
Balance as of October 31, 2019 (Predecessor)	$—	$—	$—	$—
Balance as of October 31, 2019 (Successor)	$—	$—	$—	$—
Net current period other comprehensive income (loss)	(16,440)	6,389	1,410	(8,641)
Balance as of March 31, 2020 (Successor)	$(16,440)	$6,389	$1,410	$(8,641)

(1)
Reclassification of amounts related to pension liability adjustments were included as a component of net periodic pension cost. For further details on additional pension liability recorded during fiscal year 2019, see Note 14.

(2)	Reclassification of amounts related to cash flow hedges were included as direct costs.